Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds V
Prospectus Date	rr_ProspectusDate	Jan. 28, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKROCK FUNDS V

BlackRock Core Bond Portfolio

(the “Fund”)

Service Shares

Supplement dated June 21, 2019 to the Summary Prospectus and Prospectus,

dated January 28, 2019, as amended and supplemented to date

Effective immediately, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:

The section of the Fund’s Summary Prospectus entitled “Key Facts About BlackRock Core Bond Portfolio — Fees and Expenses of the Fund” and the section of the Fund’s Prospectus entitled “Fund Overview — Key Facts About BlackRock Core Bond Portfolio — Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Service Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Service Shares
Management Fee[1]	0.34%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses[2,3]	0.28%
Interest Expense[2,3]	—
Other Expenses of the Fund	0.28%
Total Annual Fund Operating Expenses[3]	0.87%
Fee Waivers and/or Expense Reimbursements[1,4]	(0.19)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,4]	0.68%
[1]
As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 46, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through January 31, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds V (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

[2]
Interest Expense has been restated and is estimated based on the Fund’s current investment strategies, which reflects the Fund’s intention to no longer invest in reverse repurchase agreements, U.S. treasury rolls, short sales and tender option bonds. During the Fund’s most recent fiscal year, Interest Expense was equal to 0.10% for Service Shares.

[3]
The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which include extraordinary expenses and do not include the restatement of Interest Expense which is estimated based on the Fund’s current investment strategies.

[4]
As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 46, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.68% (for Service Shares) of average daily net assets through January 31, 2020. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the two years following such waivers and/or reimbursements. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$69	$259	$464	$1,055

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

As the result of a reorganization (the “Reorganization”), which occurred on September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Core Bond Portfolio, a series of BlackRock Funds II (the “Predecessor Fund”). During the most recent fiscal year, the Fund’s portfolio turnover rate was 658% of the average value of its portfolio.

The last sentence in the fifth paragraph of the section of the Fund’s Summary Prospectus entitled “Key Facts About BlackRock Core Bond Portfolio — Principal Investment Strategies of the Fund” and the last sentence in the fifth paragraph of the section of the Fund’s Prospectus entitled “Fund Overview — Key Facts About BlackRock Core Bond Portfolio — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:

The Core Bond Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as mortgage dollar rolls).

The section of the Fund’s Summary Prospectus entitled “Key Facts About BlackRock Core Bond Portfolio — Principal Risks of Investing in the Fund” and the section of the Fund’s Prospectus entitled “Fund Overview — Key Facts About BlackRock Core Bond Portfolio — Principal Risks of Investing in the Fund” are amended to delete “Reverse Repurchase Agreements Risk.”

BlackRock Core Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKROCK FUNDS V

BlackRock Core Bond Portfolio

(the “Fund”)

Service Shares

Supplement dated June 21, 2019 to the Summary Prospectus and Prospectus,

dated January 28, 2019, as amended and supplemented to date

Effective immediately, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:

The section of the Fund’s Summary Prospectus entitled “Key Facts About BlackRock Core Bond Portfolio — Fees and Expenses of the Fund” and the section of the Fund’s Prospectus entitled “Fund Overview — Key Facts About BlackRock Core Bond Portfolio — Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Service Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Service Shares
Management Fee[1]	0.34%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses[2,3]	0.28%
Interest Expense[2,3]	—
Other Expenses of the Fund	0.28%
Total Annual Fund Operating Expenses[3]	0.87%
Fee Waivers and/or Expense Reimbursements[1,4]	(0.19)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,4]	0.68%
[1]
As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 46, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through January 31, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds V (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

[2]
Interest Expense has been restated and is estimated based on the Fund’s current investment strategies, which reflects the Fund’s intention to no longer invest in reverse repurchase agreements, U.S. treasury rolls, short sales and tender option bonds. During the Fund’s most recent fiscal year, Interest Expense was equal to 0.10% for Service Shares.

[3]
The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which include extraordinary expenses and do not include the restatement of Interest Expense which is estimated based on the Fund’s current investment strategies.

[4]
As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 46, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.68% (for Service Shares) of average daily net assets through January 31, 2020. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the two years following such waivers and/or reimbursements. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$69	$259	$464	$1,055

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

As the result of a reorganization (the “Reorganization”), which occurred on September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Core Bond Portfolio, a series of BlackRock Funds II (the “Predecessor Fund”). During the most recent fiscal year, the Fund’s portfolio turnover rate was 658% of the average value of its portfolio.

The last sentence in the fifth paragraph of the section of the Fund’s Summary Prospectus entitled “Key Facts About BlackRock Core Bond Portfolio — Principal Investment Strategies of the Fund” and the last sentence in the fifth paragraph of the section of the Fund’s Prospectus entitled “Fund Overview — Key Facts About BlackRock Core Bond Portfolio — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:

The Core Bond Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as mortgage dollar rolls).

The section of the Fund’s Summary Prospectus entitled “Key Facts About BlackRock Core Bond Portfolio — Principal Risks of Investing in the Fund” and the section of the Fund’s Prospectus entitled “Fund Overview — Key Facts About BlackRock Core Bond Portfolio — Principal Risks of Investing in the Fund” are amended to delete “Reverse Repurchase Agreements Risk.”